Note 44 - Impairment or reversal of impairment on non-financial assets (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Impairment or reversal of impairment on non-financial assets
Tangible assets, impairment or reversal of impairment	€ (62,000,000)	€ (30,000,000)
Intangible assets, impairment or reversal of impairment	(2,087,000,000)	(1,000,000)
Other non-financial assets, impairment or reversal of impairment	0	(13,000,000)
Total impairment (reversal of impairment) of non-financial assets	€ 2,149,000,000	€ 44,000,000